Note 2: Significant Accounting Policies: K. Warranty Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Revenue Recognition, Sales Returns, Reserve for Sales Returns	$ 11,236	$ 1,800
Valuation Allowances and Reserves, Balance	$ 13,036	$ 1,800